TRADE AND BILL PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES [abstract]
summary of trade and bills payable

	2020	2021
	RMB’000	RMB’000
Trade payables (a)	2,073,922	2,812,710
Bill payables (b)	—	300,000

	2,073,922	3,112,710

Schedule of trade payables
(a)	Trade payables

	2020	2021
	RMB’000	RMB’000
Payables to third parties	812,629	1,037,841
Payables to related parties	1,261,293	1,774,869

	2,073,922	2,812,710

Schedule of information of bills payable
(b)	Bill payables

	2020	2021
	RMB’000	RMB’000
Bank acceptance bills	—	300,000

Schedule of aging analysis of trade payables
The aging analysis of trade and bill payables was as follows:

	2020	2021
	RMB’000	RMB’000
Within 1 year	1,874,224	2,577,337
Over 1 year but within 2 years	146,717	482,169
Over 2 years but within 3 years	8,993	20,392
Over 3 years	43,988	32,813

	2,073,922	3,112,710